Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash, cash equivalents and restricted cash (Parentheticals)	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash, cash equivalents and restricted cash [Abstract]
Annual average interest rates	0.32%	1.80%